INVENTORIES-NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consist of the following:

In millions of US$	As of December 31, 2014	As of March 31, 2015
		(Unaudited)
Raw materials	64.5	148.5
Work-in-progress	27.6	102.4
Finished goods and merchandise	88.5	138.2
Consumables and supplies	23.8	13.3

Total	204.4	402.4

The following table shows the different types of inventory:

In millions of U.S. dollars	December 31, 2014	December 31, 2013
Raw materials	64.5	47.5
Work in process	27.6	17.4
Finished goods and merchandise	88.5	75.9
Consumables and supplies	23.8	24.0

Total	204.4	164.8